Financial instruments and financial risk management (Details 2) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 6,325,042	$ 6,776,329
Non-derivative financial liabilities | Bank loan
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	123,637
Non-derivative financial liabilities | Trade payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,262,861	1,123,790
Non-derivative financial liabilities | Customer deposits
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	303,076	362,829
Non-derivative financial liabilities | Shareholder loan
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,230	10,383
Non-derivative financial liabilities | Promissory note
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	1,500,000
Derivative financial liabilities | Derivative liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,752,875	3,655,690
Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	20,117,622	8,854,635
Loans and receivables | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,926,933	8,610,996
Loans and receivables | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,190,689	$ 243,639